COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Feb. 25, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($)
COVID-19 [Abstract]
Loans and leases receivable	$ 395,000
% of Total Loans	13.60%
VISA Class A Stock [Member]
Visa Stock [Abstract]
Current conversion ratio	1.6181
VISA Class A Stock [Member] | Subsequent Event [Member]
Visa Stock [Abstract]
Closing price (in dollars per share) | $ / shares		$ 219.27
VISA Class B Stock [Member]
Visa Stock [Abstract]
Number of shares owned (in shares) | shares	12,566
VISA Class B Stock [Member] | Subsequent Event [Member]
Visa Stock [Abstract]
Current value of shares owned		$ 4,500
Commercial [Member]
COVID-19 [Abstract]
Loans in forbearance	$ 0
Commercial and Industrial [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 159,000
% of Total Loans	5.50%
Commercial and Industrial [Member] | Retail [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 70,000
% of Total Loans	2.40%
Commercial and Industrial [Member] | Food Service [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 49,000
% of Total Loans	1.70%
Commercial and Industrial [Member] | Hotel [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 40,000
% of Total Loans	1.40%
Commercial Real Estate [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 236,000
% of Total Loans	8.10%
Commercial Real Estate [Member] | Retail [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 109,000
% of Total Loans	3.80%
Commercial Real Estate [Member] | Office [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 72,000
% of Total Loans	2.50%
Commercial Real Estate [Member] | Multifamily [Member]
COVID-19 [Abstract]
Loans and leases receivable	$ 55,000
% of Total Loans	1.90%
Commitments to Extend Credit [Member]
Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts	$ 672,693		$ 644,815
Standby Letters of Credit [Member]
Off-balance Sheet Risks [Abstract]
Financial instruments risk represented by contract amounts	$ 9,208		$ 9,361
Standby Letters of Credit [Member] | Minimum [Member]
Off-balance Sheet Risks [Abstract]
Variable interest rate	2.50%
Standby Letters of Credit [Member] | Maximum [Member]
Off-balance Sheet Risks [Abstract]
Variable interest rate	12.00%